Leases (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of balance sheet information about leases for lessee
The consolidated statement of financial position shows the following amounts relating to leases:

( i n millions of Korean won)	December 31, 2021		December 31, 2022
Right-of-use assets
Property and building	￦	1,086,133	￦	1,081,067
Machinery and communication line facilities		64,443		50,794
Others		97,732		148,473

Total	￦	1,248,308	￦	1,280,334

Investment property (buildings)		1		—

( i n millions of Korean won)	December 31, 2021		December 31, 2022
Lease liabilities 1
Current	￦	332,702	￦	315,892
Non-Current		826,667		856,146

Total	￦	1,159,369	￦	1,172,038

1	Included in the line items ‘Other current liabilities and other non-current liabilities’ in the consolidated statement s of financial position (Notes 9).

Summary of statement of profit or loss information about leases for lessee
The consolidated statements of profit or loss show the following amounts relating to leases:

( i n millions of Korean won)	December 31, 2020		December 31, 2021		December 31, 2022
Depreciation of Right-of-use assets
Property and building	￦	290,168	￦	303,984	￦	305,120
Machinery and communication line facilities		58,419		41,794		31,140
Others		55,588		52,938		59,954

Total	￦	404,175	￦	398,716	￦	396,214

Depreciation of Investment Properties	￦	19,113	￦	1,794	￦	15
Interest expense relating to lease liabilities		44,091		36,651		41,469
Expense relating to short-term leases		10,998		7,984		12,876
Expense relating to leases of low-value assets that are not short-term leases		25,894		26,033		26,813
Expense relating to variable lease payments not included in lease liabilities		8,096		8,400		4,827